Segment Information - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Revenues from performance obligations satisfied	$ 0	$ 0
Revenue	338,160,000	425,940,000	$ 425,215,000
ROW (Segment) [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	89,206,000	108,869,000
ROW (Segment) [Member] | One major customer [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	$ 23,118,000	$ 37,197,000	$ 36,518,000
Percentage of entity's revenue from major customer	6.84%	8.73%	8.59%